FINANCIAL INCOME AND EXPENSES (Schedule of Financial Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income:
Non-cash financial income	$ 1,220	$ 0	$ 233
Interest income	3	36	464
Financial income	1,223	36	697
Financial expense:
Interest on leases	(815)	(896)	(947)
Interest on tax audit settlement (Note 6)	0	0	(1,000)
Cash interest on exchangeable notes	(3,996)	(3,996)	(3,996)
Loan origination costs	(1,638)	0	0
Non-cash interest on exchangeable notes (Note 24)	(648)	(643)	(639)
Non-cash financial expense	0	(1,216)	0
Financial expense	(7,097)	(6,751)	(6,582)
Net Financing Expense	$ (5,874)	$ (6,715)	$ (5,885)